UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RCG Starboard Advisors, LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     August 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius Capital Group LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $295,002 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHWORTH INC                   COM              04516H101    11609  1658478 SH       SOLE                  1658478        0        0
BEA SYS INC                    COM              073325102     6209   453522 SH       SOLE                   453522        0        0
CHURCHILL DOWNS INC            COM              171484108    11923   227617 SH       SOLE                   227617        0        0
CPI CORP                       COM              125902106    19599   282000 SH       SOLE                   282000        0        0
DILLARDS INC                   CL A             254067101     2671    74340 SH       SOLE                    74340        0        0
FIRST CONSULTING GROUP INC     COM              31986R103     2594   273000 SH       SOLE                   273000        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107     1706   270729 SH       SOLE                   270729        0        0
HERLEY INDS INC DEL            COM              427398102     6188   377999 SH       SOLE                   377999        0        0
HYPERCOM CORP                  COM              44913M105     5757   974051 SH       SOLE                   974051        0        0
I-MANY INC                     COM              44973Q103     6076  2209376 SH       SOLE                  2209376        0        0
KENSEY NASH CORP               COM              490057106    26588   991732 SH       SOLE                   991732        0        0
LAMSON & SESSIONS CO           COM              513696104    35026  1318244 SH       SOLE                  1318244        0        0
LUBYS INC                      COM              549282101    10346  1071000 SH       SOLE                  1071000        0        0
PACER INTL INC TENN            COM              69373H106     9327   396535 SH       SOLE                   396535        0        0
PHOENIX TECHNOLOGY LTD         COM              719153108    23389  2774471 SH       SOLE                  2774471        0        0
REPUBLIC PROPERTY TR           COM              760737106     3999   326430 SH       SOLE                   326430        0        0
S1 CORPORATION                 COM              78463B101    36214  4532364 SH       SOLE                  4532364        0        0
SAIA INC                       COM              78709Y105     2126    78007 SH       SOLE                    78007        0        0
SCHULMAN A INC                 COM              808194104    16500   678184 SH       SOLE                   678184        0        0
SHARPER IMAGE CORP             COM              820013100    25349  2225555 SH       SOLE                  2225555        0        0
STRIDE RITE CORP               COM              863314100     5196   256478 SH       SOLE                   256478        0        0
SYMS CORP                      COM              871551107     6744   341839 SH       SOLE                   341839        0        0
ULTRATECH INC                  COM              904034105     5039   378000 SH       SOLE                   378000        0        0
USA TRUCK INC                  COM              902925106     1686   101586 SH       SOLE                   101586        0        0
VERTRUE INC                    COM              92534N101    13141   269401 SH       SOLE                   269401        0        0